Convertible Promissory Note (Details) - USD ($)			9 Months Ended
	Jan. 06, 2017	Jul. 06, 2016	Sep. 30, 2017	Sep. 30, 2016	Jul. 06, 2017	Dec. 31, 2016	Sep. 13, 2015
Short-term Debt [Line Items]
Convertible promissory note						$ 650,000
Payment of convertible promissory note			$ 650,000
DeTiger Holdings Limited [Member]
Short-term Debt [Line Items]
Convertible promissory note							$ 500,000
Convertible promissory note payable to related party						400,000
Convertible conversion price per share							$ 10
Payment of convertible promissory note	$ 400,000
Convertible note [Member]
Short-term Debt [Line Items]
Convertible notes payable		$ 100,000
Description of convertible notes		On July 6, 2016, the $100,000 note has been converted at $10.00 into 10,000 units, which consists of 10,000 shares, 10,000 rights and 10,000 warrants. 10,000 right entitles to receive 1/10 of the ordinary shares.
Conversion of units		10,000
Shares issued upon conversion		11,000
Beneficial conversion feature value		$ 51,700
Convertible conversion price per share		$ 10
Due date of convertible promissory note		Jan. 06, 2017
Underwriters [Member]
Short-term Debt [Line Items]
Convertible promissory note		$ 250,000			$ 250,000	$ 250,000
Beneficial conversion feature value
Convertible conversion price per share		$ 10
Due date of convertible promissory note		Jul. 06, 2017